Share Based Compensation	6 Months Ended
Jun. 30, 2025
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

17. SHARE BASED COMPENSATION

Share option plan (the “2016 Plan”)

On April 6, 2016, the shareholders and Board of Directors of the Company approved the 2016 Plan. Under the 2016 Plan, the maximum aggregate number of shares that may be issued shall not exceed 130,666,669. The terms of the options shall not exceed ten years from the date of grant. All share options to be granted under the 2016 Plan have a contractual term of six years and generally vest over 2 to 4 years in the grantee’s option agreement. The purpose of the 2016 Plan is to attract and retain exceptionally talented and qualified individuals, and to motivate them to exercise their best efforts on behalf of the Company through valuable incentives and awards. In 2024, the Company signed renewal agreements with employees whose contractual terms were expiring, extending the contractual terms by three years. As of March 31, 2025, all share awards for an aggregate of 130,666,669 ordinary shares have been granted and have vested pursuant to the 2016 Plan.

A summary of the employee equity award activity under the 2016 Plan is stated below:

	Number of	Weighted- average exercise price	Weighted- average grant-date fair value	Weighted- average remaining contractual term	Aggregate intrinsic Value
	options	RMB	RMB	Years	RMB
Outstanding, December 31, 2024	49,270,000	0.06	0.06	1.1	—
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding, June 30, 2025	49,270,000	0.06	0.06	0.7	—
Vested and expected to vest at June 30, 2025	49,270,000	0.06	0.06	0.7	—
Exercisable at June 30, 2025	49,270,000	0.06	0.06	0.7	—

Outstanding, December 31, 2023	49,270,000	0.06	0.06	1.9	—
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding, June 30, 2024	49,270,000	0.06	0.06	1.6	—
Vested and expected to vest at June 30, 2024	49,270,000	0.06	0.06	1.6	—
Exercisable at June 30, 2024	49,270,000	0.06	0.06	1.6	—

The aggregate intrinsic value is calculated as the difference between the exercise price of the awards and the fair value of the underlying Ordinary Shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant Ordinary Shares.

Share incentive plan (the “2025 Plan”)

On January 5, 2025, the shareholders and Board of Directors of the Company approved the 2025 Plan. Under the 2025 Plan, the maximum aggregate number of shares that may be issued shall not exceed 63,082,980. On April 27, 2025, the Company adopted the Amended and Restated 2025 Plan, pursuant to which the maximum aggregate number of Ordinary Shares available for grant of awards is increased to 192,502,980.

The terms of the options shall not exceed ten years from the date of grant. The purpose of the 2026 Plan is to selected directors, employees and other eligible persons to incentivize their performance and align their interests with the Company. Under the 2025 plan, restricted shares may be granted to staff members, consultants and non-employee directors

A summary of the restricted share activities under the 2025 Plan is stated below:

	Number of	Weighted- average grant-date fair value
	shares	RMB
Outstanding, December 31, 2024	—	—
Granted	4,539,290	1.15
Vested	(4,539,290)	(1.15)
Canceled/Forfeited	—	—
Outstanding, June 30, 2025	—	—

Total share-based compensation cost for the restricted shares amounted to RMB5,228 for the six months ended June 30, 2025.The Company determined the fair value of restricted shares based on its stock price on the date of grant.